Investment Portfolioas of March 31, 2025 (Unaudited)
DWS RREEF Global Infrastructure Fund
	Shares	Value ($)

Common Stocks 99.1%
Australia 1.4%
Transurban Group (Units) (Cost $11,700,680)	1,399,851	11,772,064
Belgium 0.4%
Elia Group SA (a) (Cost $3,320,376)	38,624	3,363,354
Brazil 1.2%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (ADR) (Cost $9,262,417)	597,658	10,674,172
Canada 15.5%
Enbridge, Inc.	1,322,215	58,519,074
GFL Environmental, Inc.	132,978	6,424,167
Hydro One Ltd. 144A	211,940	7,126,769
Keyera Corp.	523,255	16,264,338
Pembina Pipeline Corp.	725,996	29,038,831
TC Energy Corp.	329,560	15,563,669
(Cost $104,189,790)		132,936,848
China 1.2%
China Tower Corp. Ltd. "H", 144A	4,587,500	6,189,486
ENN Energy Holdings Ltd.	501,000	4,145,180
(Cost $9,959,659)		10,334,666
France 7.3%
Eiffage SA	85,643	9,971,913
Vinci SA	420,179	52,988,629
(Cost $46,169,821)		62,960,542
Germany 0.8%
Fraport AG Frankfurt Airport Services Worldwide* (a) (Cost $6,239,092)	103,730	6,524,816
Hong Kong 1.3%
China Resources Gas Group Ltd.	936,700	2,792,590
Hong Kong & China Gas Co., Ltd.	6,437,800	5,536,209
Kunlun Energy Co., Ltd.	3,258,000	3,176,224
(Cost $11,115,211)		11,505,023
Italy 1.2%
Terna - Rete Elettrica Nazionale (Cost $8,410,392)	1,116,516	10,108,675
Japan 1.3%
Tokyo Gas Co., Ltd. (Cost $7,789,077)	357,700	11,420,672
Mexico 1.7%
Grupo Aeroportuario del Centro Norte SAB de CV (ADR)	29,710	2,336,098
Grupo Aeroportuario del Pacifico SAB de CV (ADR)*	66,179	12,276,866
(Cost $12,025,465)		14,612,964

Spain 7.8%
Aena SME SA 144A (a)	71,448	16,772,992
Cellnex Telecom SA 144A*	943,993	33,610,734
Redeia Corp. SA	840,123	16,859,705
(Cost $50,309,500)		67,243,431
United Kingdom 7.8%
National Grid PLC	3,972,880	51,846,298
Pennon Group PLC (a)	931,111	5,386,716
Severn Trent PLC	302,154	9,904,756
(Cost $55,563,236)		67,137,770
United States 50.2%
American Tower Corp. (REIT)	290,513	63,215,629
Atmos Energy Corp.	127,383	19,690,864
CenterPoint Energy, Inc.	893,425	32,368,788
Cheniere Energy, Inc.	46,335	10,721,919
Consolidated Edison, Inc.	161,070	17,812,731
Crown Castle, Inc. (REIT)	181,990	18,968,818
DT Midstream, Inc.	170,013	16,402,854
Exelon Corp.	951,280	43,834,982
Kinder Morgan, Inc.	724,592	20,672,610
NiSource, Inc.	735,895	29,502,031
ONE Gas, Inc.	48,950	3,700,130
ONEOK, Inc.	318,842	31,635,503
PG&E Corp.	2,354,977	40,458,505
Pinnacle West Capital Corp.	94,439	8,995,315
SBA Communications Corp. (REIT)	55,863	12,290,419
Targa Resources Corp.	56,239	11,274,232
Venture Global, Inc. "A" (a)	195,053	2,009,046
Williams Companies, Inc.	816,470	48,792,247
(Cost $250,680,766)		432,346,623
Total Common Stocks (Cost $586,735,482)		852,941,620

Master Limited Partnerships 0.5%
United States
Enterprise Products Partners LP (Cost $3,312,635)	125,645	4,289,520

Rights 0.0%
Belgium
Elia Group SA, Expiration Date 4/3/2025* (a) (Cost $0)	38,624	188,440

Securities Lending Collateral 2.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (b) (c) (Cost $18,097,275)	18,097,275	18,097,275

Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 4.37% (b) (Cost $3,706,039)	3,706,039	3,706,039

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $611,851,431)	102.1	879,222,894
Other Assets and Liabilities, Net	(2.1)	(18,294,685)
Net Assets	100.0	860,928,209

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2025	Value ($) at 3/31/2025
Securities Lending Collateral 2.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (b) (c)
—	18,097,275 (d)	—	—	—	81,140	—	18,097,275	18,097,275
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 4.37% (b)
837,669	50,857,709	47,989,339	—	—	23,184	—	3,706,039	3,706,039
837,669	68,954,984	47,989,339	—	—	104,324	—	21,803,314	21,803,314

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2025 amounted to $17,079,291, which is 2.0% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2025.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At March 31, 2025 the DWS RREEF Global Infrastructure Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Net Assets)
Utilities	338,893,106	39%
Energy	265,183,844	31%
Industrials	119,067,545	14%
Real Estate	94,474,865	11%
Communication Services	39,800,220	5%
Total	857,419,580	100%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$11,772,064	$—	$11,772,064
Belgium	—	3,363,354	—	3,363,354
Brazil	10,674,172	—	—	10,674,172
Canada	132,936,848	—	—	132,936,848
China	—	10,334,666	—	10,334,666
France	—	62,960,542	—	62,960,542
Germany	—	6,524,816	—	6,524,816
Hong Kong	—	11,505,023	—	11,505,023
Italy	—	10,108,675	—	10,108,675
Japan	—	11,420,672	—	11,420,672
Mexico	14,612,964	—	—	14,612,964
Spain	—	67,243,431	—	67,243,431
United Kingdom	—	67,137,770	—	67,137,770
United States	432,346,623	—	—	432,346,623
Master Limited Partnerships	4,289,520	—	—	4,289,520
Rights	—	188,440	—	188,440
Short-Term Investments (a)	21,803,314	—	—	21,803,314
Total	$616,663,441	$262,559,453	$—	$879,222,894

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DRGIF-PH1
R-080548-3 (1/27)